S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Aug. 07, 2026 USD ($) $ / shares shares
Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,250,000
Sponsor [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	9,583,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Sponsor [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
CCM [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Inflection Point Fund I, LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Inflection Point Fund I, LP [Member] | PIPE Securities [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	25,000,000
Inflection Point Asset Management LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	83,333.33
Sponsor, officers, directors or our or their affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Sponsor, officers, directors or our or their affiliates [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Michael Blitzer [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,869.57
Michael Blitzer [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	375,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,750
Kevin Shannon [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	750,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,956.52
Kevin Shannon [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	125,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,250